Note 14 - Regulatory Capital	6 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

Note 14 - Regulatory Capital

The Bank is subject to various regulatory capital requirements administered by Federal and State banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weighting, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of tangible, core and risk-based capital as defined in the regulations. Management believes, as of December 31, 2014 and June 30, 2014 and 2013, that the Bank met all capital adequacy requirements to which it is subject.

As of December 31, 2014, the most recent notification from the regulators categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum core, Tier 1 risk-based and total risk-based ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the institution’s category.

The following table presents a reconciliation of GAAP capital and regulatory capital and information as to the Bank’s capital levels at the dates presented:

					To be well capitalized
					under prompt
			For capital adequacy		corrective action
	Actual		purposes		provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in thousands)
December 31, 2014:
Tangible	$36,209	10.64%	$5,105	>1.50%	$	N/A	N/A
Core (leverage)	36,209	10.64	13,613	>4.00		17,016	> 5.00%
Tier 1 risk-based	36,209	17.68	8,193	>4.00		12,290	> 6.00
Total risk-based	38,783	18.93	16,387	>8.00		20,483	>10.00

June 30, 2014:
Tangible	$35,862	10.39%	$5,179	>1.50%	$	N/A	N/A
Core (leverage)	35,862	10.39	13,812	>4.00		17,264	> 5.00%
Tier 1 risk-based	35,862	17.45	8,221	>4.00		12,331	> 6.00
Total risk-based	38,444	18.71	16,442	>8.00		20,552	>10.00

June 30, 2013:
Tangible	$34,651	9.93%	$5,234	>1.50%	$	N/A	N/A
Core (leverage)	34,651	9.93	13,958	>4.00		17,447	> 5.00%
Tier 1 risk-based	34,651	16.87	8,216	>4.00		12,324	> 6.00
Total risk-based	37,243	18.13	16,432	>8.00		20,539	>10.00